SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Mar. 31, 2013 Stock options JPY (¥)	Jun. 25, 2013 Subsequent event JPY (¥)	Jun. 07, 2013 Subsequent event JPY (¥)	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant JPY (¥)	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant Employee/directors item	May 31, 2013 Subsequent event Stock options 7th series Stock Option Grant Employees item	May 16, 2013 Subsequent event ADSs Warrant USD ($) item	May 21, 2013 Subsequent event U.S. initial public offering ADSs USD ($)	May 21, 2013 Subsequent event U.S. initial public offering Common Stock	Jun. 07, 2013 Subsequent event Underwriter over-allotment option ADSs	Jun. 07, 2013 Subsequent event Underwriter over-allotment option Common Stock
SUBSEQUENT EVENTS
Issuance of shares								1,100,000	220,000	140,000	28,000
Initial offering price (in dollars per share)								$ 8.38
Total gross proceeds from initial public offering and the exercise of the over-allotment option			¥ 984,730
Proceeds net of costs from the initial public offering and the exercise of the over-allotment option			618,700
Tax effects associated with costs from initial public offering			148,109
Number of ADS that can be purchased on issuance of warrants							44,000
Exercise price (in dollars per share)							$ 10.056
Number of underwriters of U.S. initial public offering that were issued warrants							2
Stock options granted to purchase equity shares	16,000			30,000
Exercise price (in yen per share)	¥ 8,096			¥ 4,684
Number of grantees to whom award is granted					5	42
Vesting period				3 years
Options exercisable period				3 years
Cash dividend of common stock declared (in yen per share)		¥ 50
Aggregate amount of common stock dividend		¥ 159,654